UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RLA Management Co., LLC
Address:          650 Fifth Avenue, 6th floor
                  New York, New York 10019


Form 13F File Number: 028-12972

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Russell L. Anmuth
Title:            Managing Member
Phone:            (212) 259-5101

Signature, Place, and Date of Signing:

/s/ Russell L. Anmuth          New York, New York       February 17, 2009
-----------------------        ------------------       ---------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $950 (thousands)


List of Other Included Managers:

   None.


                                    Form 13 F

                             Report Date: 12/31/2008

Reporting Manager: RLA Management Co., LLC

                             Title                Value     Shares/    SH/  Put/  Investment  Other         Voting Authority
Name of Issuer               of Class  Cusip      (x$1000)  Prn Amt    PR   Call  Discretion  Managers    Sole    Shared   None
FOSTER WHEELER LTD           COMM      G36535139  234       10,000     SH           Sole                  10,000
GRAFTECH INTERNATIONAL LTD   COMM      384313102  166       20,000     SH           Sole                  20,000
MIDDLEBROOK PHARMACEUTICALS  COMM      596087106   15       10,000     SH           Sole                  10,000
NET 1 UEPS TECHNOLOGIES INC  COMM      64107N206  480       35,000     SH           Sole                  35,000
VISIONCHINA MEDIA INC-ADS    ADRS      92833U103   55       10,000     SH           Sole                  10,000

Number of Rows: 5
Number of Other Mangers: 0
